February 13, 2015

Guardian Investor IISM Variable Annuity

The Guardian Investor® Individual Variable Annuity

The Guardian Investor Variable Annuity B Series®

The Guardian Investor Variable Annuity L Series®

The Guardian Investor Asset Builder® Variable Annuity

The Guardian Investor Income Access® Variable Annuity

The Guardian Investor Retirement Asset Manager® Variable Annuity

The ValueGuard II Individual and Group Deferred Variable Annuity

The Guardian C+C Variable Annuity

The Guardian CxC Variable Annuity

The Guardian Investor Group Variable Annuity

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information should be read in conjunction with:

1. the Prospectus dated May 1, 2014 for The Guardian Investor IISM Variable Annuity issued through The Guardian Separate Account R;

2. the Prospectus dated May 1, 2014 for The Guardian Investor® Individual Variable Annuity issued through The Guardian Separate Account D;

3. the Prospectus dated May 1, 2014 for The Guardian Investor Variable Annuity B Series issued through The Guardian Separate Account R;

4. the Prospectus dated May 1, 2014 for The Guardian Investor Variable Annuity L Series issued through The Guardian Separate Account R;

5. the Prospectus dated May 1, 2014 for The Guardian Investor Asset Builder® Variable Annuity issued through The Guardian Separate Account R;

6. the Prospectus dated May 1, 2014 for The Guardian Investor Income Access® Variable Annuity issued through The Guardian Separate Account Q;

7. the Prospectus dated April 30, 2014 for The Guardian Investor Retirement Asset Manager® Variable Annuity issued through The Guardian Separate Account E;

8. the Prospectus dated May 1, 2010 for The ValueGuard II Individual and Group Deferred Variable Annuity issued through The Guardian Separate Account A;

9. the Prospectus dated May 1, 2007 for The Guardian C+C Variable Annuity issued through The Guardian Separate Account F;

10. the Prospectus dated May 1, 2007 for The Guardian CxC Variable Annuity issued through The Guardian Separate Account F; and

11. the Prospectus dated May 1, 1998 for The Guardian Investor Group Variable Annuity issued through The Guardian Separate Account D.

Subject to shareholder approval, the RS Money Market VIP Series (the “Series”) will be liquidated and if approved the Series will be eliminated as an investment allocation option under the variable annuity contracts on April 30, 2015. Any accumulation value in variable annuity contracts allocated to the Series at the close of business on April 30, 2015 will be transferred to the Fidelity VIP Money Market Portfolio.

As always, the availability of any investment option is subject to change. See your prospectus for more information concerning the addition, deletion or substitution of investments.

Except as set forth herein, all other provisions of the prospectuses noted above shall remain unchanged.

THIS SUPPLEMENT MUST BE PRECEDED OR ACCOMPANIED BY THE MOST RECENT PROSPECTUSES AVAILABLE AND SHOULD BE RETAINED WITH THE PROSPECTUSES FOR FUTURE REFERENCE.